Stock- Based Compensation (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 right	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Stock-Based Compensation (Textual) [Abstract]
Unrecognized stock-based compensation expense	$ 76,099
Unrecognized stock-based compensation expense, Weighted-average period recognition	11 months 30 days
Stock-based compensation expense	64,735	58,004	54,348
Income tax benefit related to stock-based compensation expense	24,816	22,368	20,948
Reduction in Basic Net Income per common share due to stock-based compensation expense	$ 0.41
Reduction in Diluted Net Income Per Common Share Due to Stock Based Compensation Expense	$ 0.40
Portion of option rights generally becoming exercisable to the extent of optioned shares	0.33
Expiration period	10 years
Award vesting period	3 years
Weighted-average per share fair value of option rights granted during the year, Optioned Shares	$ 43.11	$ 41.91	$ 32.74
Fair Value of Options Vested	32,313	28,658	25,879
Outstanding option rights	5,699,892	6,484,592	6,748,126	9,857,695
Weighted average remaining term for options outstanding (in years)	6 years 6 months 24 days	6 years 9 months 1 day	6 years 11 months 27 days
Weighted average remaining term for options exercisable (in years)	5 years 7 months 16 days	5 years 8 months 15 days	5 years 9 months 15 days
Shares reserved for future grants of option rights restricted stock, Optioned Shares	4,604,924	5,636,618	6,810,439
Employees [Member]
Stock-Based Compensation (Textual) [Abstract]
Intrinsic value of exercised option rights	195,097	129,742	298,883
Non-Employee Directors [Member]
Stock-Based Compensation (Textual) [Abstract]
Intrinsic value of exercised option rights	0	525	1,412
Non-employee Plan [Member]
Stock-Based Compensation (Textual) [Abstract]
Number of appreciation rights, restricted stock units, performance shares or performance units granted	0
Award vesting period	3 years
Outstanding option rights	0	0	3,500
Stock Option [Member]
Stock-Based Compensation (Textual) [Abstract]
Unrecognized stock-based compensation expense	39,413
Unrecognized stock-based compensation expense, Weighted-average period recognition	1 year 0 months 10 days
Estimated Forfeiture Rate	2.60%
Restricted Stock [Member] | Employees [Member]
Stock-Based Compensation (Textual) [Abstract]
Unrecognized stock-based compensation expense	35,519
Unrecognized stock-based compensation expense, Weighted-average period recognition	11 months 6 days
Restricted Stock [Member] | Non-Employee Directors [Member]
Stock-Based Compensation (Textual) [Abstract]
Unrecognized stock-based compensation expense	$ 1,167
Unrecognized stock-based compensation expense, Weighted-average period recognition	11 months 4 days
Performance Shares [Member]
Stock-Based Compensation (Textual) [Abstract]
Service period required for vesting of grants	3 years
Time Shares [Member]
Stock-Based Compensation (Textual) [Abstract]
Award vesting period	3 years
2006 Employee Plan [Member]
Stock-Based Compensation (Textual) [Abstract]
Number of shares authorized under Employee Plan	19,200,000
Number of appreciation rights, restricted stock units, performance shares or performance units granted	0
Number of shares authorized under 2006 Equity and Performance Incentive Plan	200,000
2006 Employee Plan [Member] | Restricted Stock [Member]
Stock-Based Compensation (Textual) [Abstract]
Service period required for vesting of grants	3 years